Net Income Per Common Share	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Net Income Per Common Share
29.	NET (LOSS) INCOME PER COMMON SHARE
The following table sets forth the computation of basic and diluted net (loss) income per common share:

	Nine months ended December 31, 2024	Year ended March 31, 2024
(in millions)
Net (loss) income attributable to ordinary shareholders	$(167.0)	$105.2

Gain on change in fair value of warrants (i)	-	(12.1)

Net (loss) income attributable to ordinary shareholders (diluted)	$(167.0)	$93.1

(in millions)
Weighted average common shares outstanding (ii)	108.5	108.4

Dilutive effect of warrants, restricted share units and performance share units (i) (ii)	-	24.6

Dilutive weighted average common shares outstanding	108.5	133.0

Net (loss) income per common share:

Basic	$(1.54)	$0.97

Diluted	$(1.54)	$0.70

(i)
As at December 31, 2024, 24,178,999 warrants remain outstanding. For the purposes of determining diluted net (loss) income per common share, net income was not adjusted as the warrants were determined to be anti-dilutive. For the purposes of determining diluted net (loss) income per common share, net (loss) income for the year ended March 31, 2024 was adjusted for the change in the fair value of the warrants in the amount of $12.1 million (US $9.2 million) as the warrants were determined to be dilutive.

(ii)
On March 31, 2023 the Board of Directors granted 457,935 and 404,211 restricted share units and performance share units, respectively, to various employees of the Company under the Omnibus Plan for the fiscal year ended March 31, 2024 (“FY2024 Plan”). For the purposes of determining diluted net (loss) income per share, the restricted share units and performance share units are considered contingently issuable potential ordinary shares. The treasury stock method is applied based on the number of units that vest based on achievement of various financial and nonfinancial targets. Based on the achievement of such targets and cancellation
of awards, the restricted share units and performance share units included in diluted net (loss) income per share for the nine month period ended December 31, 2024 is 399,812 common shares. Based on the achievement of such targets and cancellation
of awards, the restricted share units and performance share units included in diluted net (loss) income per share for the year ended March 31, 2024 is 376,268 common shares. See Note 37.

For the nine month period ended December 31, 2024, the total weighted average common shares issued and outstanding is 104,304,638. For the year ended March 31, 2024, the total weighted average common shares issued and outstanding is 103,793,360.

The Company issued earnout rights and Replacement LTIP awards in connection with the Company’s merger transaction from fiscal 2022. For the nine month period ended December 31, 2024, 1,007,245 weighted average earnout rights have been included in the calculation of basic and diluted net (loss) income per common share. For the year ended March 31, 2024, 1,404,357 weighted average earnout rights have been included in the calculation of basic and diluted net (loss) income per common share. Replacement LTIP awards are included within the weighted average common shares outstanding, as the Replacement LTIP Awards are fully vested and exercisable for a nominal price. For the nine month period ended December 31, 2024, 2,739,114 weighted average Replacement LTIP awards have been included in the calculation of basic and diluted net (loss) income per common share. For the year ended March 31, 2024, 2,925,499 weighted average Replacement LTIP awards have been included in the calculation of basic and diluted net (loss) income per common share. See Note 34 and Note 35.
The Company also routinely grants DSUs to Directors of the Company under its Omnibus Equity Incentive Plan (“Omnibus Plan”). DSUs as vested to various Directors of the Company in respect of their annual retainers. The DSUs recognized under the Omnibus Plan are included within the weighted average common shares outstanding, as the units are exercisable for no consideration. For the nine month period ended December 31, 2024, 402,486 weighted average DSUs have been included in the calculation of basic and diluted net (loss) income per common share. For the year ended March 31, 2024, 272,166 weighted average DSUs have been included in the calculation of basic and diluted net (loss) income per common share. See Note 37.